Income tax - Reconciliations of income tax expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax
Loss before income tax	¥ (267,030)	¥ (304,705)	¥ (731,592)
PRC Statutory income tax rate 25%	(66,758)	(76,176)	(182,898)
Effect of different tax rate of different jurisdictions	5,179	(1,930)	1,428
Effect of preferential tax rates	2,038	3,427	3,983
Effect of Super Deduction for research and development expenses	(1,764)	(2,285)	(2,010)
Non-deductible expenses and non-taxable income	31,087	28,385	29,314
Change in valuation allowance	31,231	48,774	149,712
Total income tax expense/ (benefits)	¥ 1,013	¥ 195	¥ (471)